90190-P1

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 13, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2025 OF

FRANKLIN U.S. SMALL CAP EQUITY FUND (the “Fund”)

Effective September 30, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a)	In the section entitled “Management—Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Brett Risser	Portfolio Manager	September 2025

b)	In the section entitled “More on fund management—Portfolio managers” in the Fund’s Prospectus, the following portfolio manager is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Brett Risser	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2023, Mr. Risser served as a portfolio manager in the Global Asset Allocation group at Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2003. He holds a Bachelor of Science in Computer Information Systems from Suffolk University.	September 2025

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, the following portfolio manager is added:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Brett Risser#	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

#	The information is as of June 30, 2025 and does not reflect additional accounts (including the Fund) for which Mr. Risser will join the portfolio management team on September 30, 2025.

d)	In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the Fund’s SAI, the following portfolio manager is added:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Brett Risser*	None

#	The information is as of June 30, 2025.

Please retain this supplement for future reference.

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